SLM Student Loan Trust 2007-2
Quarterly Servicing Report

Distribution Date	10/25/2007
Collection Period	07/01/2007 — 09/30/2007

SLM Funding LLC —	Depositor
Sallie Mae Inc. —	Servicer and Administrator
Deutsche Bank —	Indenture Trustee
Chase Bank USA, National Association —	Eligible Lender Trustee
Southwest Student Services Corp —	Excess Distribution Certificateholder

I. 2007-2 Deal Parameters

	Student Loan Portfolio Characteristics		06/30/2007	Activity	09/30/2007
A	i	Portfolio Balance	$3,504,459,998.10	($321,730,987.27)	$3,182,729,010.83
	ii	Interest to be Capitalized	87,789,055.53		91,586,142.55

	iii	Total Pool	$3,592,249,053.63		$3,274,315,153.38
	iv	Capitalized Interest	20,000,000.00		20,000,000.00
	v	Specified Reserve Account Balance	8,980,622.63		8,185,787.88

	vi	Total Adjusted Pool	$3,621,229,676.26		$3,302,500,941.26

B	i	Weighted Average Coupon (WAC)	6.929%		7.002%
	ii	Weighted Average Remaining Term	122.81		122.24
	iii	Number of Loans	1,105,410		1,021,321
	iv	Number of Borrowers	539,533		502,775
	v	Aggregate Outstanding Principal Balance — T-Bill Other	$0.00		$0.00
	vi	Aggregate Outstanding Principal Balance — T-Bill	$0.00		$0.00
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$3,246,434,729.28		$2,962,493,968.15
	viii	Pool Factor	1.195441173		1.089638020

						% of O/S		% of O/S
	Notes			Spread	Balance 7/25/2007	Securities	Balance 10/25/2007	Securities
C	i	A-1 Notes	78443XAA6	-0.020%	$1,234,167,148.87	33.941%	$904,243,207.63	27.350%
	ii	A-2 Notes	78443XAB4	0.000%	1,349,000,000.00	37.100%	1,349,000,000.00	40.802%
	iii	A-3 Notes	78443XAC2	0.040%	446,000,000.00	12.266%	446,000,000.00	13.490%
	iv	A-4 Notes	78443XAD0	0.060%	486,100,000.00	13.368%	486,100,000.00	14.702%
	v	B Notes	78443XAE8	0.170%	120,900,000.00	3.325%	120,900,000.00	3.657%

		Total Notes			$3,636,167,148.87	100.000%	$3,306,243,207.63	100.000%

	Reserve Account		07/25/2007	10/25/2007
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)	$8,980,622.63	$8,185,787.88
	iv	Reserve Account Floor Balance ($)	$4,000,000.00	$4,000,000.00

	v	Current Reserve Acct Balance ($)	$8,980,622.63	$8,185,787.88

	Other Accounts		07/25/2007	10/25/2007
E	i	Supplemental Loan Purchase Account	$0.00	$0.00
	ii	Pre-funding Account	$0.00	$0.00
	iii	Capitalized Interest Account	$20,000,000.00	$20,000,000.00
	iv	Floor Income Rebate Account	$35,911.12	$29,188.49

	Asset/Liability		07/25/2007	10/25/2007
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct	$3,621,229,676.26	$3,302,500,941.26
	ii	Total Outstanding Balance Notes	$3,636,167,148.87	$3,306,243,207.63
	iii	Difference	$(14,937,472.61)	$(3,742,266.37)
	iv	Parity Ratio	0.99589	0.99887

II. 2007-2 Transactions from:		07/01/2007	through:	09/30/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections		$324,881,036.39
	ii	Principal Collections from Guarantor		12,450,263.06
	iii	Principal Reimbursements		639,839.33
	iv	Other System Adjustments		0.00

	v	Total Principal Collections		$337,971,138.78

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments		$131,765.65
	ii	Capitalized Interest		(16,371,917.16)

	iii	Total Non-Cash Principal Activity		$(16,240,151.51)

C	Student Loan Principal Purchases			$0.00

D	Total Student Loan Principal Activity			$321,730,987.27

E	Student Loan Interest Activity
	i	Regular Interest Collections		$19,224,538.07
	ii	Interest Claims Received from Guarantors		576,479.19
	iii	Collection Fees/Returned Items		109,289.64
	iv	Late Fee Reimbursements		634,203.53
	v	Interest Reimbursements		41,293.51
	vi	Other System Adjustments		0.00
	vii	Special Allowance Payments		4,479,343.25
	viii	Subsidy Payments		19,753,139.23

	ix	Total Interest Collections		$44,818,286.42

F	Student Loan Non-Cash Interest Activit
	i	Interest Accrual Adjustment		$1,890.11
	ii	Capitalized Interest		16,371,917.16

	iii	Total Non-Cash Interest Adjustments		$16,373,807.27

G	Student Loan Interest Purchases			$0.00

H	Total Student Loan Interest Activity			$61,192,093.69

I	Non-Reimbursable Losses During Collection Period			$102,152.64

J	Cumulative Non-Reimbursable Losses to Date			$102,217.04

III. 2007-2 Collection Account Activity 07/01/2007 through 09/30/2007

A	Principal Collections
	i	Principal Payments Received	$51,169,780.59
	ii	Consolidation Principal Payments	286,161,518.86
	iii	Reimbursements by Seller	53,911.23
	iv	Borrower Benefits Reimbursements	98,385.53
	v	Reimbursements by Servicer	1,625.78
	vi	Re-purchased Principal	485,916.79

	vii	Total Principal Collections	$337,971,138.78

B	Interest Collections
	i	Interest Payments Received	$36,513,782.66
	ii	Consolidation Interest Payments	7,519,717.08
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	19,399.11
	vi	Re-purchased Interest	21,894.40
	vii	Collection Fees/Return Items	109,289.64
	viii	Late Fees	634,203.53

	ix	Total Interest Collections	$44,818,286.42

C	Other Reimbursements		$149,237.44

D	Reserves in Excess of the Requirement		$794,834.75

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$3,820,815.50

G	Funds borrowed during previous distributio		$0.00

H	Funds borrowed from subsequent distributio		$0.00

I	Excess Transferred from Supplemental Loan Purchase Accoun		$0.00

J	Excess Transferred from Pre-Funding Accoun		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Intial Deposit to the Collection Accoun		$0.00

M	TOTAL AVAILABLE FUNDS		$387,554,312.89

	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(5,182,119.86)
		Floor Income Rebate Fees to Dept. of Education	$(35,919.86)
		Funds Allocated to the Floor Income Rebate Account	$(29,188.49)
		Funds Released from the Floor Income Rebate Accoun	$35,911.12

N	NET AVAILABLE FUNDS		$382,342,995.80

O	Servicing Fees Due for Current Period		$2,482,073.87

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$2,502,073.87

IV. 2007-2 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007

INTERIM:
In School
Current	6.558%	6.633%	358,095	320,144	32.395%	31.346%	$1,265,240,938.81	$1,118,010,594.77	36.104%	35.127%

Grace
Current	6.557%	6.633%	145,361	119,563	13.150%	11.707%	531,913,920.63	$446,388,270.43	15.178%	14.025%

TOTAL INTERIM	6.558%	6.633%	503,456	439,707	45.545%	43.053%	$1,797,154,859.44	$1,564,398,865.20	51.282%	49.153%

REPAYMENT
Active
Current	7.447%	7.548%	323,875	272,387	29.299%	26.670%	$875,156,500.77	$703,376,944.16	24.973%	22.100%
31-60 Days Delinquent	7.391%	7.370%	33,303	39,422	3.013%	3.860%	96,183,088.03	116,774,524.36	2.745%	3.669%
61-90 Days Delinquent	7.359%	7.401%	25,601	20,211	2.316%	1.979%	73,535,988.76	57,440,355.30	2.098%	1.805%
91-120 Days Delinquent	7.405%	7.401%	17,120	17,189	1.549%	1.683%	49,399,527.22	48,647,923.35	1.410%	1.528%
> 120 Days Delinquent	7.350%	7.412%	64,262	67,161	5.813%	6.576%	175,718,316.34	181,025,243.47	5.014%	5.688%

Deferment
Current	6.832%	6.859%	79,516	90,826	7.193%	8.893%	245,059,838.11	275,317,406.20	6.993%	8.650%

Forbearance
Current	7.409%	7.426%	56,797	59,331	5.138%	5.809%	187,837,714.44	193,115,202.58	5.360%	6.068%

TOTAL REPAYMENT	7.336%	7.374%	600,474	566,527	54.321%	55.470%	$1,702,890,973.67	$1,575,697,599.42	48.592%	49.508%

Claims in Process (1)	7.459%	7.441%	1,479	15,087	0.134%	1.477%	$4,413,190.83	$42,632,546.21	0.126%	1.339%
Aged Claims Rejected (2)	7.140%	0.000%	1	0	0.000%	0.000%	$974.16	$0.00	0.000%	0.000%

GRAND TOTAL	6.929%	7.002%	1,105,410	1,021,321	100.000%	100.000%	$3,504,459,998.10	$3,182,729,010.83	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2007-2 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%

- GSL — Subsidized	6.939%	581,326	$1,552,967,671.87	48.794%
- GSL — Unsubsidized	6.872%	399,532	1,363,744,705.75	42.848%
- PLUS Loans	8.065%	38,132	257,838,548.76	8.101%
- SLS Loans	8.303%	2,331	8,178,084.45	0.257%

- Total	7.002%	1,021,321	$3,182,729,010.83	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%

-Four Year	6.961%	763,404	$2,575,245,467.74	80.913%
-Two Year	7.134%	184,654	425,570,577.97	13.371%
-Technical	7.271%	73,261	181,910,455.45	5.716%
-Other	6.620%	2	2,509.67	0.000%

- Total	7.002%	1,021,321	$3,182,729,010.83	100.000%

*	Percentages may not total 100% due to rounding
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2007-2 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$41,860,378.24
B	Interest Subsidy Payments Accrued During Collection Period	17,181,224.23
C	Special Allowance Payments Accrued During Collection Period	3,595,883.63
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	3,820,815.50
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$66,458,301.60
VII. 2007-2 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013646667	07/25/2007 - 10/25/2007	1 NY Business Day	5.34000%	LIBOR
B	Class A-2 Interest Rate	0.013697778	07/25/2007 - 10/25/2007	1 NY Business Day	5.36000%	LIBOR
C	Class A-3 Interest Rate	0.013800000	07/25/2007 - 10/25/2007	1 NY Business Day	5.40000%	LIBOR
D	Class A-4 Interest Rate	0.013851111	07/25/2007 - 10/25/2007	1 NY Business Day	5.42000%	LIBOR
E	Class B Interest Rate	0.014132222	07/25/2007 - 10/25/2007	1 NY Business Day	5.53000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2007-2		Inputs From Prior Period					06/30/2007
A	Total Student Loan Pool Outstanding
	i	Portfolio Balance					$3,504,459,998.10
	ii	Interest To Be Capitalized					87,789,055.53

	iii	Total Pool					$3,592,249,053.63
	iv	Capitalized Interest					20,000,000.00
	v	Specified Reserve Account Balance					8,980,622.63

	vi	Total Adjusted Pool					$3,621,229,676.26

B	Total Note Factor						0.902274727
C	Total Note Balance						$3,636,167,148.87
Note Balance 07/25/2007			Class A-1	Class A-2	Class A-3	Class A-4	Class B
D	i	Current Factor	0.758087929	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$1,234,167,148.87	$1,349,000,000.00	$446,000,000.00	$486,100,000.00	$120,900,000.00
	iii	Note Principal Shortfall	$14,937,472.61	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00
E	Reserve Account Balance						$8,980,622.63
F	Unpaid Primary Servicing Fees from Prior Month(s)						$0.00
G	Unpaid Administration fees from Prior Quarter(s)						$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)						$0.00
I	Interest Due on Unpaid Carryover Servicing Fees						$0.00

IX. 2007-2                    Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds (Section III-N)		$382,342,995.80	$382,342,995.80
B	Primary Servicing Fees — Current Month		$2,482,073.87	$379,860,921.93
C	Administration Fee		$20,000.00	$379,840,921.93
D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$16,842,267.69	$362,998,654.24
	ii	Class A-2	$18,478,302.22	$344,520,352.02
	iii	Class A-3	$6,154,800.00	$338,365,552.02
	iv	Class A-4	$6,733,025.11	$331,632,526.91

	v	Total Class A Interest Distribution	$48,208,395.02
E	Class B Noteholders’ Interest Distribution Amoun		$1,708,585.67	$329,923,941.24
F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$329,923,941.24	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00

	v	Total Class A Principal Distribution	$329,923,941.24
G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00
H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00
I	Carryover Servicing Fees		$0.00	$0.00
J	Excess to Certificateholder		$0.00	$0.00
K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$3,182,729,010.83
	ii	Borrower Interest Accrued	41,860,378.24
	iii	Interest Subsidy Payments Accrued	17,181,224.23
	iv	Special Allowance Payments Accrued	3,595,883.63
	v	Reserve Account Balance (after any reinstatement)	8,185,787.88
	vi	Capitalized Interest Account Balance	20,000,000.00
	vii	Pre-Funding Account Balance	0.00
	viii	Less Specified Reserve Account Balance	(8,185,787.88)

	ix	Total	$3,265,366,496.93
	x	Class A Notes Outstanding (after application of available funds)	$3,185,343,207.63
	xi	Insolvency Event or Event of Default Under Indenture	N
	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(x > ix or xi = Y)	N

X. 2007-2 Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$8,980,622.63
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$8,980,622.63
	iv	Required Reserve Account Balance	$8,185,787.88
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$794,834.75

	vii	Ending Reserve Account Balance	$8,185,787.88

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		03/08/2007
	i	Beginning Balance	$0.00
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

C	Pre-Funding Account
	Pre-Funding Period end date		03/31/2007
	i	Beginning Balance	$0.00
	ii	Loans Funded	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		01/25/2008
	i	Beginning Balance	$20,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$20,000,000.00

E	Floor Income Rebate Accoun
	i	Beginning Balance	$35,911.12
	ii	Deposits for the Period	$29,188.49
	iii	Release to Collection Account	$(35,911.12)

	iv	Ending Balance	$29,188.49

XI. 2007-2 Distributions

			Class A-1	Class A-2	Class A-3	Class A-4	Class B
A	Distribution Amounts
	i	Quarterly Interest Due	$16,842,267.69	$18,478,302.22	$6,154,800.00	$6,733,025.11	$1,708,585.67
	ii	Quarterly Interest Paid	16,842,267.69	18,478,302.22	6,154,800.00	6,733,025.11	1,708,585.67

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$333,666,207.61	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	329,923,941.24	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$3,742,266.37	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$346,766,208.93	$18,478,302.22	$6,154,800.00	$6,733,025.11	$1,708,585.67

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/07	$3,636,167,148.87
	ii	Adjusted Pool Balance	9/30/07	3,302,500,941.26

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$333,666,207.61

	iv	Adjusted Pool Balance	6/30/07	$3,621,229,676.26
	v	Adjusted Pool Balance	9/30/07	3,302,500,941.26

	vi	Current Principal Due (iv — v)		$318,728,735.00
	vii	Notes Issued Exceeding Adjusted Pool Balance		14,937,472.61

	viii	Principal Distribution Amount (vi + vii)		$333,666,207.61

	ix	Principal Distribution Amount Paid		$329,923,941.24

	x	Principal Shortfall (viii — ix)		$3,742,266.37

C		Total Principal Distribution		$329,923,941.24
D		Total Interest Distribution		49,916,980.69

E		Total Cash Distributions		$379,840,921.93

					Paydown
				07/25/2007	Factor	10/25/2007
F	Note Balances
	i	A-1 Note Balance	78443XAA6	$1,234,167,148.87		$904,243,207.63
		A-1 Note Pool Factor		0.758087929	0.202655984	0.555431946

	ii	A-2 Note Balance	78443XAB4	$1,349,000,000.00		$1,349,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443XAC2	$446,000,000.00		$446,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443XAD0	$486,100,000.00		$486,100,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78443XAE8	$120,900,000.00		$120,900,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2007-2 Historical Pool Information

			7/1/07 - 9/30/07	4/1/07 - 6/30/07	2/22/07 - 3/31/07
Beginning Student Loan Portfolio Balance			$3,504,459,998.10	$3,798,926,079.20	$2,895,204,751.06

	Student Loan Principal Activity
	i	Regular Principal Collections	$324,881,036.39	$311,110,926.57	$123,467,018.99
	ii	Principal Collections from Guarantor	12,450,263.06	2,157,696.19	152,000.53
	iii	Principal Reimbursements	639,839.33	735,111.07	829,849.54
	iv	Other System Adjustments	0.00	0.00	0.00

	v	Total Principal Collections	$337,971,138.78	$314,003,733.83	$124,448,869.06

	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$131,765.65	$50,226.64	$33,872.73
	ii	Capitalized Interest	(16,371,917.16)	(19,587,879.37)	(7,403,579.08)

	iii	Total Non-Cash Principal Activity	$(16,240,151.51)	$(19,537,652.73)	$(7,369,706.35)

	Student Loan Principal Purchases		$0.00	$0.00	$(1,020,800,490.85)

(-)	Total Student Loan Principal Activity		$321,730,987.27	$294,466,081.10	$(903,721,328.14)

	Student Loan Interest Activity
	i	Regular Interest Collections	$19,224,538.07	$17,599,173.71	$6,952,836.22
	ii	Interest Claims Received from Guarantors	576,479.19	41,728.24	1,951.34
	iii	Collection Fees/Returned Items	109,289.64	136,015.54	55,067.20
	iv	Late Fee Reimbursements	634,203.53	604,688.56	279,283.54
	v	Interest Reimbursements	41,293.51	18,029.87	24,973.08
	vi	Other System Adjustments	0.00	0.00	0.00
	vii	Special Allowance Payments	4,479,343.25	1,983,290.84	0.00
	viii	Subsidy Payments	19,753,139.23	8,910,988.19	0.00

	ix	Total Interest Collections	$44,818,286.42	$29,293,914.95	$7,314,111.38

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$1,890.11	$2,037.77	$14,206.43
	ii	Capitalized Interest	16,371,917.16	19,587,879.37	7,403,579.08

	iii	Total Non-Cash Interest Adjustments	$16,373,807.27	$19,589,917.14	$7,417,785.51

	Student Loan Interest Purchases		$0.00	$0.00	$(24,149,240.62)

	Total Student Loan Interest Activity		$61,192,093.69	$48,883,832.09	$(9,417,343.73)

(=)	Ending Student Loan Portfolio Balance		$3,182,729,010.83	$3,504,459,998.10	$3,798,926,079.20

(+)	Interest to be Capitalized		$91,586,142.55	$87,789,055.53	$85,005,912.62

(=)	TOTAL POOL		$3,274,315,153.38	$3,592,249,053.63	$3,883,931,991.82

(+)	Capitalized Interest		$20,000,000.00	$20,000,000.00	$20,000,000.00

(+)	Reserve Account Balance		$8,185,787.88	$8,980,622.63	$9,709,829.98

(=)	Total Adjusted Pool		$3,302,500,941.26	$3,621,229,676.26	$3,913,641,821.80

XIII. 2007-2 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-07	$3,883,931,992	0.00%
Jul-07	$3,592,249,054	25.19%
Oct-07	$3,274,315,153	27.28%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s pre-funding end date.